Operating Segments - Additional Information (Detail)	12 Months Ended
Dec. 31, 2024
Segment Reporting Information [Line Items]
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	srt:ChiefExecutiveOfficerMember
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	The CODM is regularly provided with and assesses performance for its one operating segment with only the consolidated expenses and net income as presented in the consolidated statements of operations and comprehensive income/(loss).
Segment Reporting, Expense Information Used by CODM, Description	The CODM uses these performance measures to evaluate the Group’s profitability and monitor budget versus actual results.